Parent Company Financial Statements (Assets, Liabilities And Shareholders' Equity Of Parent Company) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Deferred tax asset	$ 4,345,000	$ 4,094,000
Other assets	6,188,000	6,057,000
Total assets	679,896,000	563,206,000
Total liabilities	592,210,000	475,659,000
Preferred stock, $1.00 par value, $1,000 liquidation value, 25,000,000 shares authorized as of December 31, 2013 and 2012; 8,381 shares issued and outstanding as of December 31, 2013 and 2012	8,381,000	8,381,000
Common stock, $1.00 par value, 100,000,000 shares authorized as of December 31, 2013 and 2012; 10,437,630 and 10,488,060 shares issued and outstanding as of December 31, 2013 and 2012, respectively	10,438,000	10,488,000
Additional paid-in capital	71,797,000	71,414,000
Accumulated deficit	(1,758,000)	(3,660,000)
Accumulated other comprehensive (loss) income, net of tax	(1,172,000)	924,000
Total shareholders' equity	87,686,000	87,547,000	80,304,000
Total liabilities and shareholders' equity	679,896,000	563,206,000
Preferred stock, par value	$ 1.00	$ 1.00
Preferred stock, liquidation value	1,000	1,000
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued	8,381	8,381
Preferred stock, shares outstanding	8,381	8,381
Common stock, par value	$ 1.00	$ 1.00
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	10,437,630	10,488,060
Common stock, shares outstanding	10,437,630	10,488,060
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash	1,225,000	740,000
Investment in subsidiary	86,375,000	86,893,000
Deferred tax asset	195,000
Other assets	8,000
Total assets	87,803,000	87,633,000
Accounts payable	20,000
Due to subsidiary	97,000	86,000
Total liabilities	117,000	86,000
Preferred stock, $1.00 par value, $1,000 liquidation value, 25,000,000 shares authorized as of December 31, 2013 and 2012; 8,381 shares issued and outstanding as of December 31, 2013 and 2012	8,381,000	8,381,000
Common stock, $1.00 par value, 100,000,000 shares authorized as of December 31, 2013 and 2012; 10,437,630 and 10,488,060 shares issued and outstanding as of December 31, 2013 and 2012, respectively	10,438,000	10,488,000
Additional paid-in capital	71,797,000	71,414,000
Accumulated deficit	(1,758,000)	(3,660,000)
Accumulated other comprehensive (loss) income, net of tax	(1,172,000)	924,000
Total shareholders' equity	87,686,000	87,547,000
Total liabilities and shareholders' equity	87,803,000	87,633,000
Preferred stock, par value	$ 1.00	$ 1.00
Preferred stock, liquidation value	$ 1,000	$ 1,000
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued	8,381	8,381
Preferred stock, shares outstanding	8,381	8,381
Common stock, par value	$ 1.00	$ 1.00
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	10,437,630	10,488,060
Common stock, shares outstanding	10,437,630	10,488,060